Segment information - Schedule of segment information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure of operating segments [line items]
Revenue	$ 94,288	$ 84,813	$ 188,410	$ 168,305
Advertising expenses	11,749	11,442	26,849	23,982
Depreciation and amortization (including right-of-use assets):	2,753	1,178	5,459	2,290
Interest income	4,446	4,108	8,666	7,914
Interest expense:	469	464	945	913
Profit before income tax:	42,335	30,620	86,811	63,398
Social casino games
Disclosure of operating segments [line items]
Revenue	77,298	69,339	154,244	139,620
Advertising expenses	8,364	5,768	17,498	13,242
Depreciation and amortization (including right-of-use assets):	1,858	305	3,664	608
Interest income	4,446	4,108	8,666	7,914
Interest expense:	469	463	945	910
Profit before income tax:	43,313	32,803	88,037	66,558
iGaming
Disclosure of operating segments [line items]
Revenue	16,990	15,474	34,166	28,685
Advertising expenses	3,385	5,674	9,351	10,740
Depreciation and amortization (including right-of-use assets):	895	873	1,795	1,682
Interest income	0	0	0	0
Interest expense:	0	1	0	3
Profit before income tax:	$ (978)	$ (2,183)	$ (1,226)	$ (3,160)